Stockholders' Equity - Summary of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares Options Outstanding, Beginning Balance	2,540,000	300,000	300,000
Number of Options, Granted		4,040,000
Number of Options, Forfeited		(1,800,000)
Number of Options, Exercised
Number of Shares Options Outstanding, Ending Balance		2,540,000	300,000
Number of Shares Options, Exercisable		1,162,875
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.22	$ 8.00	$ 8.00
Weighted Average Exercise Price, Granted		1.62
Weighted Average Exercise Price, Forfeited		4.67
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Outstanding, Ending Balance		0.22	$ 8.00
Weighted Average Exercise Price, Exercisable Ending Balance		$ 0.22
Weighted Average Remaining Contractual Life Outstanding, Beginning		1 year	2 years
Weighted Average Remaining Contractual Life Outstanding, Ending		4 years 6 months 7 days	1 year
Weighted Average Remaining Contractual Life, Exercisable		4 years 6 months 7 days
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 1,074,245
Aggregate Intrinsic Value Outstanding, Ending Balance		1,074,245
Aggregate Intrinsic Value Outstanding, Exercisable Ending		$ 491,821
Stock Option [Member]
Number of Shares Options Outstanding, Beginning Balance	2,540,000
Number of Options, Granted	250,000
Number of Options, Forfeited
Number of Options, Exercised	(1,035,000)
Number of Shares Options Outstanding, Ending Balance	1,755,000	2,540,000
Number of Shares Options, Exercisable	899,250
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.22
Weighted Average Exercise Price, Granted	0.51
Weighted Average Exercise Price, Forfeited	0.00
Weighted Average Exercise Price, Exercised	0.220
Weighted Average Exercise Price Outstanding, Ending Balance	0.25	$ 0.22
Weighted Average Exercise Price, Exercisable Ending Balance	$ 0.27
Weighted Average Remaining Contractual Life Outstanding, Beginning	4 years 6 months 7 days
Weighted Average Remaining Contractual Life Outstanding, Ending	4 years 4 months 2 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 4 months 13 days
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 1,074,245
Aggregate Intrinsic Value Outstanding, Ending Balance	5,525,075	$ 1,074,245
Aggregate Intrinsic Value Outstanding, Exercisable Ending	$ 2,815,349